Investments - Narrative (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Securities valued based on dealer quotes or other quoted market prices for similar securities	$ 445,400,000	$ 483,200,000		$ 248,400,000
Percent of securities valued based on dealer quotes or other quoted market prices for similar securities	25.40%	33.10%		26.50%
Securities sold, not yet purchased, valued based on dealer quotes or other quoted market prices for similar securities	1,500,000	41,000,000		68,800,000
Percent of securities sold, not yet purchased, valued based on dealer quotes or other quoted market prices for similar securities	2.60%	73.10%		39.00%
Private common equity securities	2,800,000	3,300,000		2,800,000
Securities fair valued by using information obtained from the Company's Investment Manager representing less than 1% of total investments in securities and commodities	1.00%	1.00%		1.00%
Asset transfers from level 1 to level 2	0	0	0	0
Asset transfers from level 2 to level 1	86.6	0	0	0
Liability transfers from level 1 to level 2	0	0	0	0
Liability transfers from level 2 to level 1	0	0	0	0
Total unrealized gain (loss) related to fair value assets using significant unobservable inputs (Level 3	$ 400,000	$ 1,000,000	$ 1,800,000	$ (700,000)